Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 4 - Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying condensed consolidated financial statements is as follows:

Transaction Verification Services

Revenue earned from bitcoin processing activities (“Transaction Verification Services”), commonly termed ‘mining’ activities, is recognized at the fair value of the bitcoins received as consideration on the date of actual receipt.

The Company generates revenue by performing computer processing activities for bitcoin generation. In the digital-currency industry such activity is generally referred to as Transaction Verification Services or bitcoin mining. The Company receives consideration for performing such transaction verification activities in the form of bitcoins. Revenue is recorded upon the actual receipt of bitcoins.

Expenses consist of utilities paid to cover our electric costs, rent for our facility and personnel to run our facility. The expenses related to our Transaction Verification Services activities are affected by the level of activities and not the ultimate generation of bitcoins. The Company expenses these costs as they are incurred.

Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net loss applicable to common stock by the weighted-average number of common shares outstanding during the period.

For purposes of calculating basic and diluted earnings per share, vested restricted stock awards are considered outstanding. Under the treasury stock method, diluted EPS reflects the potential dilution that could occur if securities or other instruments that are convertible into common stock were exercised or could result in the issuance of common stock. As of September 30, 2015, the Company had 22,991,679 warrants outstanding, which were not included in the diluted loss per share calculation for the three months and nine months ended September 30, 2015 because their effect was anti-dilutive.

Recent Accounting Pronouncements

In September 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-16, “Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments” (ASU 2015-16). ASU 2015-16 eliminates the requirement for an acquirer to retrospectively adjust its financial statements for changes to provisional amounts that are identified during the measurement-period following the consummation of a business combination. Instead, ASU 2015-16 requires these types of adjustments to be made during the reporting period in which they are identified and would require additional disclosure or separate presentation of the portion of the adjustment that would have been recorded in the previously reported periods as if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective prospectively for fiscal years beginning after December 15, 2015, including interim periods within those years. The Company does not expect the adoption of ASU 2015-16 will have a material impact on its results of operations.

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03), which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. ASU 2015-03 is effective for the interim and annual periods ending after December 15, 2015, but early adoption is permitted. The Company has already adopted ASU 2015-03 and such adoption did not have any impact on the Company’s financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers: Topic 606” (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues, when promised goods or services are transferred to customers, in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective the first quarter of 2018 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09. The Company is currently evaluating the impact of ASU 2014-09 on its consolidated financial statements.

Subsequent events

Subsequent events have been evaluated through the date of this filing.

Note 4 - Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying consolidated financial statements is as follows:

Digital Currencies Translations and Remeasurements

The Company accounts for digital currencies, which it considers to be an operating asset, at their initial cost and subsequently remeasures the carrying amounts of digital currencies it owns at each reporting date based on their current fair value.  The changes in the fair value of digital currencies are included as a component of income or loss from operations.  The Company currently classifies digital currencies as a current asset.  Digital currencies are considered a crypto-currency and the Company receives deposits in various kinds of digital currencies including but not limited to bitcoins, litecoins and dogecoins from customer trade transactions.  The Company when necessary, will issue refunds in digital currencies and, at its discretion, make payments to vendors in digital currencies, if and when such vendors accept digital currencies as payment.

The Company obtains the equivalency rate of bitcoins to USD from various exchanges including, Bitstamp and Coinbase.  The equivalency rate obtained from these sources represents a generally well recognized quoted price in an active market for bitcoins, which market and related database are accessible to the Company on an ongoing basis.

In March of 2014, the Company began accepting litecoins and dogecoins.  Currently, the Company determines the value of bitcoins, litecoins and dogecoins (for the purpose of e-commerce sales) from GoCoin LLC, the payment processor that enables the Company to accept these digital currencies as payments from its customers for goods.

The Bitcoin Price Index was $458.50, $639.36, $386.27 and $319.70 as of March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014, respectively.

Property and Equipment

Internally Developed Software

Internally developed software consisting of the core technology that allows the Company to interface with vendors in order to display up-to-date inventory, and present prices in bitcoin, litecoin, or dogecoin according to the GoCoin US Dollars exchange rates. The Company accounts for computer software used in the business in accordance with ASC 350 “Intangibles-Goodwill and Other”. ASC 350 requires computer software costs associated with internal use software to be charged to operations as incurred until certain capitalization criteria are met. Costs incurred during the preliminary project stage and the post-implementation stages are expensed as incurred. Certain qualifying costs incurred during the application development stage are capitalized as property, equipment and software. These costs generally consist of internal labor during configuration, coding, and testing activities. Capitalization begins when (i) the preliminary project stage is complete, (ii) management with the relevant authority authorizes and commits to the funding of the software project, and (iii) it is probable both that the project will be completed and that the software will be used to perform the function intended.

The Company redirected its focus from its e-commerce marketplace efforts to its transaction verification services business during the third quarter and fourth quarter in 2014.  Revenue generated from the historical e-commerce marketplace business, net of refunds amounted to $2,799 for the year ended December 31, 2014 while net capitalized software costs prior to recording an impairment charge amounted to $144,796.  The Company is unable to conclude that undiscounted cash flows on the remaining useful life of this asset will be sufficient to support the carrying amount of this asset or that a market exists to this type of asset to support anything more than a nominal fair value. Accordingly, the Company recorded a $144,796 during the fourth quarter of 2014.

Transaction Verification Servers

Management has assessed the basis of depreciation of the Company’s transaction verification servers used to verify digital currency transactions and generate digital currencies and believes they should be depreciated over a 2 year period.  The rate at which the Company generates bitcoins and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

●	the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;

●	the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and

●	technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of bitcoins generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

Because of both the Company’s and the industry’s relatively short life cycle to date management has only limited data available to it.  Furthermore the data available also includes data derived from the use of economic modeling to forecast future bitcoin generation and the assumptions included in such forecasts, including bitcoin price and network difficulty, are derived from management assumptions which are inherently judgmental.  Based on current data available to it management has determined that a 2 year diminishing value best reflects the current expected useful life of transaction verification servers.  This assessment takes into consideration the recent plateau in difficulty level.  Management will review this estimate annually and will revise such estimates as and when data comes available.

To the extent that any of the assumptions underlying management’s estimate of the useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of better data then in future the rate of depreciation may change impacting both the depreciation expense charged to the profit or loss and the carrying value of transaction verification servers.

Intangible Asset

The Company has applied the provision of ASC topic 350-50-50 Intangible - Goodwill and Other/Website Development Costs, in accounting for its costs incurred to purchase its website.  Capitalized website costs are being amortized by the straight line method over an estimated useful life of 3 years.  Amortization cost was $4,768 and $0 for the year ended December 31, 2014 and for the period from July 28, 2013 (inception) through December 31, 2013, respectively.

Use of Estimates

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of expenses during the reporting period. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. On an ongoing basis, the Company evaluates its estimates and assumptions. These estimates and assumptions include valuing equity securities in share-based payment arrangements, estimating the provision for income taxes, estimating the fair value of equity instruments recorded as derivative liabilities, useful lives of depreciable assets and whether impairment charges may apply.

Revenue Recognition

The Company follows the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition.”  Accordingly, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

E-commerce Marketplace Business

The Company’s e-commerce marketplace revenue is derived from processing fees and the markup of goods purchased by customers through orders originated through the Company’s website.  The Company recognizes revenues from the origination of the orders upon receiving confirmation that the third party vendors’ fulfillment process (delivery to customer) is complete. Customer deposits represents orders originated and digital currency payments received for orders that are not yet fulfilled. The Company had no open orders at December 31, 2014.

The Company has determined that it is not the primary obligor in any of the sales transactions it originates. The Company does not (i) have general inventory risk with respect to any of the goods that its customers purchase, (ii) take title to, or bear the risk of loss for, any goods that third party vendors ship to its customers, (iii) participate in the fulfillment of the sale, (iv) make representations regarding the suitability of products for its customers purposes, (v) modify any of the products purchased, or (vi) assume credit risk. Accordingly, the Company has determined, based on the weight of available evidence, that it is appropriate to record revenues on a net basis, which is equal to the amount of the processing fees, it earns plus the mark-up.

Transaction Verification Services Business

Revenue for the Company’s transaction verification services business is recognized when the bitcoins are received in our digital wallet and are booked at the prevailing market price on the day of receipt as reported by Coinbase.

Income Taxes

As a result of the Reverse Merger, beginning on February 5, 2014, the Company is taxed as a C Corporation. Prior to the merger, the Company was a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for periods prior to February 5, 2014.

The Company recognizes income taxes on an accrual basis based on tax positions taken or expected to be taken in its tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, the Company’s policy is to classify interest and penalties related to tax positions as income tax expense.  Since the Company’s inception, no such interest or penalties have been incurred, however prior to February 5, 2014, the Company was a limited liability company and the Company’s tax losses and credits generally flowed directly to the members.

Fair Value – Definition and Hierarchy

In accordance with U.S. GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction in the principal or most advantageous market between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. In accordance with U.S. GAAP, a fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques are consistent with the market, cost or income approaches to measuring fair value. If more than one valuation technique is used to measure fair value, the results are evaluated considering the reasonableness of the range of values indicated by those results. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary and is affected by a wide variety of factors including, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for assets and liabilities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause assets and liabilities to be reclassified to a lower level within the fair value hierarchy.

The Company considers transfers between the levels within the fair value hierarchy when circumstances surrounding the fair value for a particular assets and liabilities conform to a different level of the fair value hierarchy than as previously reported. Whenever circumstances occur, whereby there is a transfer within the fair value hierarchy, the Company considers the date the event or change in circumstances occurred which caused the transfer.

Employee Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation - Stock Compensation (“ASC 718”). ASC 718 addresses all forms of share-based payment (“SBP”) awards including shares issued under employee stock purchase plans and stock incentive shares. Under ASC 718 awards result in a cost that is measured at fair value on the awards’ grant date, based on the estimated number of awards that are expected to vest and will result in a charge to operations.

Advertising Expense

Advertisement costs are expensed as incurred and included in marketing expenses.  Advertising expenses amounted to $94,820 and $5,052 for the year ended December 31, 2014 and for the period from July 28, 2013 (inception) through December 31, 2013, respectively.

Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net loss applicable to common stock by the weighted-average number of common shares outstanding during the period.

For purposes of calculating basic and diluted earnings per share, vested restricted stock awards are considered outstanding. Under the treasury stock method, diluted EPS reflects the potential dilution that could occur if securities or other instruments that are convertible into common stock were exercised or could result in the issuance of common stock. The following financial instruments were not included in the diluted loss per share calculation for the year ended December 31, 2014 because their effect was anti-dilutive:

As of
December 31, 2014
Stock options	12,450,000
Warrants	875,000
Series C Convertible Preferred	2,200,000
Excluded potentially dilutive securities	15,525,000

Investment at Cost

On March 20, 2014, the Company invested $150,000 into Series A preferred units of GoCoin, LLC (“GoCoin”). GoCoin is an international payment processor that enables merchants to accept bitcoin, litecoin and dogecoin payments at the point of checkout in e-commerce transaction.  The investment was carried at cost in the accompanying consolidated balance sheet.  The Company did not maintain significant influence.

On May 9, 2014, the Company invested $50,000 into Series Seed preferred units of Bitvault, Inc (“Bitvault”). The Company does not maintain significant influence. The investment was carried at cost in the accompanying consolidated balance sheet.

On October 2, 2014, the Company entered into a Subscription Agreement (the “Agreement”) with Coin Outlet Inc. (“Coin Outlet”) pursuant to which the Company purchased from Coin Outlet 8,334 Units, at $6.00 per Unit, for an aggregate purchase price of $50,004.  Each Unit consists of (i) one share of Coin Outlet’s common stock, and (ii) a warrant to purchase two (2) shares of Coin Outlet’s common stock at an exercise price of $6.00 per share which expires on December 31, 2015 (the “Warrant”).

As further incentive for the Company to enter into the Agreement, the Company, Coin Outlet and its shareholders (the “Holders”) entered into an option agreement with the Company (the “Option”).  Pursuant to the Option agreement the Company shall have the option in one or more transactions to obtain up to 75,448 shares in Coin Outlet (or approximately 7.4% of the total shares of Coin Outlet issued and outstanding immediately prior to this transaction) (the “CO Shares”) in exchange for up to an aggregate of 3,500,000 newly issued shares of common stock of the Company (the “BTCS Shares”).  Both the CO Shares and BTCS Shares shall be adjusted to account for certain reclassifications and adjustments as set forth in the Option agreement.  Pursuant to the Option agreement the Option will automatically be exercised, subject to a standard material adverse effect clause, in full on August 15, 2015.

The Holders further agreed to enter into a lock-up agreement with the Company with respect to any BTCS Shares received (the “Lockup Agreement”).  Pursuant to the Lockup Agreement the Holders are prohibited from the sale of any BTCS Shares until after February 5, 2017.  Immediately prior to the transaction Coin Outlet’s share structure consisted of 1,000,000 shares of common stock, and no other equity or equity linked securities were issued or outstanding.  After giving effect to the Unit purchase the Company will own 0.83% of Coin Outlet and if the Warrant and Option are exercised in full the Company would own 9.8% of Coin Outlet.

During the 4th quarter of 2014, the Company assessed impairment for these investments and determined that these investments are not recoverable and as such fully impaired them due to the steady price decline in Bitcoins throughout 2014.  The Bitcoin Price Index was $639.36, $386.27 and $319.70 as of June 30, 2014, September 30, 2014 and December 31, 2014, respectively. Total impairment was $150,000 for GoCoin, $50,000 for Bitvault and $50,004 for Coin Outlet.

Note Receivable

On July 10, 2014, the Company entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with Express Technologies, Inc. (“Express Technologies”) pursuant to which the Company purchased a note receivable in the principal amount of $150,000 (the “Note”). The note receivable was carried at cost in the accompanying consolidated balance sheet. The Note accrues interest at 5% per annum and matures on July 10, 2015.  Upon the occurrence of Express Technologies’ next preferred equity financing in which Express Technologies receives gross proceeds of at least $750,000 (the “Financing”), the entire outstanding principal amount and accrued but unpaid interest (the “Conversion Amount”) on the Note shall automatically be converted into such number of shares of Express Technologies’ preferred equity equal to the greater of (A) the Conversion Amount divided by the product of: (i) the per share price of the securities offered in the Financing and (ii) 0.85 and (B) the Conversion Amount divided by an amount equal to $9,000,000 divided by Express Technologies’ Fully Diluted Capitalization (as defined in the Note).  In the event a Financing does not occur prior to the maturity of the Note, the Company may elect to convert the Note into such number of shares of common stock as shall equal: (A) the Conversion Amount as of the Maturity Date divided by (B) an amount equal to $9,000,000 divided by Express Technologies’ Fully Diluted Capitalization immediately prior to the Maturity Date. The conversion option does not have to be bifurcated as it does not meet the definition of a derivative (not readily convertible into cash).  During the 4th quarter of 2014, the Company assessed impairment for this asset and determined that it was impaired due to the steady price decline in Bitcoins throughout 2014.  The Bitcoin Price Index was $639.36, $386.27 and $319.70 as of June 30, 2014, September 30, 2014 and December 31, 2014, respectively.  Total impairment was $150,000 for this Note.

Preferred Stock

The Company applies the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity” when determining the classification and measurement of preferred stock. Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. The Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred shares in stockholders’ equity. The Company’s preferred shares do not feature any redemption rights within the holders’ control or conditional redemption features not within the Company’s control as of December 31, 2014. Accordingly all issuances of preferred stock are presented as a component of consolidated stockholders’ equity.

Convertible Instruments

The Company has evaluated the Series C Convertible Preferred Stock (“Preferred Stock”) conversion component of the Private Placement and determined it should be considered an “equity host” and not a “debt host” as defined by ASC 815, Derivatives and Hedging. This evaluation is necessary in order to determine if any embedded features require bifurcation and, therefore, separate accounting as a derivative liability. The Company’s analysis followed the “whole instrument approach,” which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company’s analysis was based on a consideration of the Preferred Stock’s economic characteristics and risks and more specifically evaluated all the stated and implied substantive terms and features including (i) whether the Preferred Stock included redemption features, (ii) whether the preferred stockholders were entitled to dividends, (iii) the voting rights of the Preferred Stock and (iv) the existence and nature of any conversion rights. As a result of the Company’s determination that the Preferred Stock is an ”equity host,” the embedded conversion feature is not considered a derivative liability.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2014-09, Revenue from Contracts with Customers, which updates the principles for recognizing revenue. ASU 2014-09 also amends the required disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.  ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period.  The Company is evaluating the potential impacts of the adoption of this standard on its consolidated financial statements.

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No. 2014-12, Compensation - Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

The FASB has issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance, which is effective for annual reporting periods ending after December 15, 2016, extends the responsibility for performing the going-concern assessment to management and contains guidance on how to perform a going-concern assessment and when going-concern disclosures would be required under U.S. GAAP.  The Company has elected to early adopt the provisions of ASU 2014-15 in connection with the issuance of these consolidated financial statements.

In November 2014, the FASB issued Accounting Standards Update 2014-16, “Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which clarifies how to evaluate the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share.  Specifically, ASU 2014-16 requires that an entity consider all relevant terms and features in evaluating the nature of the host contract and clarifies that the nature of the host contract depends upon the economic characteristics and the risks of the entire hybrid financial instrument.  An entity should assess the substance of the relevant terms and features, including the relative strength of the debt-like or equity-like terms and features given the facts and circumstances, when considering how to weight those terms and features.  ASU 2014-16 is effective for public businesses for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

Subsequent events

Subsequent events have been evaluated through the date of this filing.